Note 9 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Net operating loss carryforward	$ 30,374,640	$ 25,527,210
Research and development tax credit carryforward	5,506,154	3,870,460
Stock-based compensation expense	676,250	552,886
Accrued expenses	256,540	29,728
Total deferred tax assets	36,813,584	29,980,284
Depreciation	29,812	45,122
Net deferred tax assets	36,783,772	29,935,162
Valuation allowance	(36,783,772)	(29,935,162)
Net deferred tax asset after reduction for valuation allowance	$ 0	$ 0